Statements of Operations (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Annual Report [Member]
Revenues
Operating expenses:
Professional fees	61,475
Amortization	20,100	20,100
Licenses and permits	10,281
Office expenses	3,368
Advertising	2,786
Automobile expenses	1,900
Travel expenses	1,700
Total operating expenses	101,610	20,100
Loss from operations	(101,610)	(20,100)
Total loss before income taxes	(101,610)	(20,100)
Provision for Income Taxes
Net loss	$ (101,610)	$ (20,100)